Investments accounted for using equity method (Details Textual) lb in Thousands, $ in Thousands					12 Months Ended
	Nov. 30, 2022 CLP ($) shares	Apr. 28, 2022 CLP ($) shares	Apr. 28, 2022 USD ($) shares	Nov. 18, 2019 CLP ($)	Dec. 31, 2022 CLP ($) lb	Dec. 31, 2022 USD ($) lb	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage Voting Interest Acquired					49.9589%	49.9589%
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 36,465,915,000		$ 5,791,718,000	$ 19,287,372,000
Decrease in Final Capital				$ 12,144,358,000
Compaa Cerveceras Unidas Argentina SA [Member] | Aguas Danone de Argentina SA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in associate	50.00%	49.00%	49.00%
Purchase of interests in investments accounted for using equity method	$ 542,974,000	$ 25,594,237,000	$ 28,800
Number of shares held in associate | shares		49,000	49,000
Number of additional shares held in associate | shares	634,061
Increase decrease in proportion of ownership interest in associate	1.00%
Foods Compania de Alimentos CCU S.A. [Member] | Bodega San Juan SAU [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Decrease in Capital				$ 22,400,000,000
Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities						$ 286,949,917	191,778,048,000
Zona Franca Central Cervecera S.A.S. [Member] | CCU Inversiones ll Limitada [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage Voting Interest Acquired									50.00%	50.00%
Consideration transferred, acquisition-date fair value									$ 6,432,000	$ 10,204
Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Annual Beer Production Capacity In Hectoliters | lb					3,000,000	3,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities						$ 298,959,619	$ 202,106,752,000